Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I

Supplement dated December 30, 2020
To Allstate Life Insurance Company
Prospectus dated April 29, 2019, as supplemented

Allstate Life Insurance Company of New York
Allstate Life of New York Separate Account A

Supplement dated December 30, 2020
To Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented

ALLSTATE RETIREMENT ACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENT ACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENT ACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Prospectus, please contact us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688).
This Supplement contains information about changes to the AST Prudential Growth Allocation Portfolio of the Advanced Series Trust (the Trust) available through your Annuity and updates information in the prospectus for your Annuity.
Portfolio Adviser/Subadviser Changes
Effective February 22, 2021 (Effective Date), Jennison Associates LLC and PGIM Real Estate, a business unit of PGIM, Inc., will be added as Subadvisers for AST Prudential Growth Allocation Portfolio. These changes will be reflected in the “Investment Options” section of the Prospectus as follows on the Effective Date:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Prudential Growth Allocation Portfolio	Seeks total return.	Jennison Associates LLC PGIM Fixed Income PGIM Real Estate QMA LLC

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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